MEMBERS' EQUITY AND UNIT-BASED COMPENSATION	9 Months Ended	12 Months Ended
	Nov. 30, 2020	Feb. 29, 2020
MEMBERS' EQUITY AND UNIT-BASED COMPENSATION
MEMBERS' EQUITY AND UNIT-BASED COMPENSATION

10.MEMBER’S EQUITY AND UNIT-BASED COMPENSATION

The Company has three classes of units: Class A, Class A‑1 and Class B. Class A units are the only units with voting rights. Holders of Class A and Class A‑1 units are entitled to priority distributions until each unit has received $1.00 per unit. Remaining distributions (if any) are to be made pro rata to all units. Class B units are incentive, profit-interest units issued to management, which participate as long as the Company has made distributions to any Class A units equal to the participation level of the applicable Class B units. Issued and outstanding Class A and Class A‑1 units were 349.6 million and 7.2 million, respectively, as of November 30, 2020, and 349.0 million and 6.1 million, respectively, as of February 29, 2020. During the nine months ended November 30, 2020 and 2019, the Company received $3.4 million and nominal proceeds from the sale of membership units, respectively.

The Company has unit-based compensation plans that authorize (a) the discretionary granting of unit options and (b) the discretionary issuance of non-vested restricted units.

Unit Options — In 2015, the Company adopted the 2015 Unit Option Plan (“2015 Plan”). Under the 2015 Plan, the Company issued Series A unit options to certain employees eligible to participate in the Company’s unit option plan. The options issued under the 2015 Plan are subject to certain transfer restrictions and are initially deemed unvested. With respect to options issued to certain employees, options either vest 25% in the first year, and quarterly thereafter over a four-year period (“Time-Based Units”) or based upon an exit event (“Exit-Based Units”). The vesting of both the Time-Based Units and Exit-Based Units are subject to the employee’s continued employment with the Company.

Fair value of the unit options is determined on the date of grant using a pricing model affected by the Company’s unit price, as well as by certain assumptions including the Company’s expected equity price volatility over the term of the awards, actual and projected employee option exercise behavior, risk-free interest rates and expected dividends. The estimated grant-date fair values of the unit options granted during fiscal 2021, were calculated using the Black-Scholes option-pricing valuation model. The expected term represents the period that the unit options are expected to be outstanding, giving consideration to the contractual terms of the awards, vesting schedules and expectations of future employee behavior as influenced by changes to the terms of the Company’s unit options. The Company estimated the expected term, using the simplified method due to limited exercise data, to be the period of time between the date of grant and the midpoint between option vesting and expiration. The Company estimated the expected volatility of its unit options based on the average of historical and implied volatility of comparable companies from a representative peer group based on industry and market capitalization data. The risk-free interest rate represents the yield on a constant maturity U.S. Treasury security with a term equal to the expected term of the options. Expected dividend yield is set at zero because the Company does not expect to pay dividends during the term of the unit options and historically has not paid any dividends to its equity holders. Management made an estimate of expected forfeitures and is recognizing compensation costs only for those options expected to vest. The Company is authorized to issue 46.0 million unit options under the 2015 Plan. As of November 30, 2020 and 2019, outstanding unit options were 20.0 million and 21.6 million, respectively, and unit options available for grant were 2.6 million and 2.3 million, respectively.

Activity under the Company’s unit option plan is as follows:

	Nine Months Ended November 30,
	2020
		Weighted
	Number of Units	Average Exercise
	(in thousands)	Price Per Unit
Balance at February 29, 2020	22,001	1.51
Granted	—	—
Exercised	(1,350)	1.45
Forfeited	(645)	1.65
Balance at November 30, 2020	20,006	$1.51

	Nine Months Ended November 30,
	2019
		Weighted
	Number of Units	Average Exercise
	(in thousands)	Price Per Unit
Balance at February 28, 2019	18,617	$1.34
Granted	3,355	1.65
Exercised	(3)	1.65
Forfeited	(316)	1.64
Balance at November 30, 2019	21,653	$1.38

As of November 30, 2020, the Company had $2.8 million of unrecognized compensation cost, excluding estimated forfeitures, related to unvested options, which is expected to be recognized over a weighted-average period of approximately one year.

The Company did not recognize any compensation expense for Exit-Based units for the nine months ended November 30, 2020 and 2019, as these awards were not probable of vesting during these time periods.

See Note 12 for additional information regarding the 2015 Plan.

Restricted Equity Plan — In 2015, The Company established the 2015 Restricted Equity Plan (“2015 Restricted Plan”) that was adopted for certain officers eligible to participate in the 2015 Restricted Plan. The units issued under the 2015 Restricted Plan are subject to certain transfer restrictions and are initially deemed unvested. With respect to units issued to certain officers, Class B units either vest 25% annually over a four-year period (“Time-Based Units”) or based upon an exit event (“Exit-Based Units”). The vesting of both the Time-Based Units and Exit-Based Units are subject to the employee’s continued employment with the Company. The Company has authorized 32.0 million units under the Restricted Plan. As of November 30, 2020 and 2019, outstanding restricted units were 22.0 million and 21.5 million, respectively. No restricted units were available for grant as of November 30, 2020 or 2019.

Activity under the Company’s 2015 Restricted Plan is as follows:

	Nine Months Ended November 30,
	2020
		Weighted
		Average Grant
	Number of Units	Date Fair Value
	(in thousands)	Per Unit
Awards not vested at February 29, 2020	8,955	1.40
Granted	—	—
Released	(2,893)	1.48
Canceled and forfeited	—	—
Awards not vested at November 30, 2020	6,062	$1.49

	Nine Months Ended November 30,
	2019
		Weighted
		Average Grant
	Number of Units	Date Fair Value
	(in thousands)	Per Unit
Awards not vested at February 28, 2019	12,651	$1.41
Granted	500	1.65
Released	(3,147)	1.47
Forfeited	—	—
Awards not vested at November 30, 2019	10,004	$1.49

Unrecognized compensation expense related to the Class B units was $5.9 million as of the November 30, 2020, which is expected to be recognized over a weighted-average period of approximately one year. The Company did not recognize any compensation expense for Exit-Based Units for the nine months ended November 30, 2020 and 2019.

Total unit-based compensation expense was $6.0 million and $6.2 million for the nine months ended November 30, 2020 and 2019, respectively.

See Note 12 for additional information regarding the 2015 Restricted Plan.

16. MEMBERS’ EQUITY AND UNIT-BASED COMPENSATION

The Company has three classes of units: Class A, Class A‑1, and Class B. Class A units are the only units with voting rights. Holders of Class A and Class A‑1 units are entitled to priority distributions until each unit has received $1.00 per unit. Remaining distributions (if any) are to be made pro rata to all units. Class B units are incentive, profit‑interest units issued to management, which participate so long as the Company has made distributions to any Class A units equal to the participation level of the applicable Class B units. Issued and outstanding Class A and Class A‑1 units were 349.0 million and 6.1 million, respectively, at both February 29, 2020, and February 28, 2019.

The Company has unit-based compensation plans that authorize (a) the discretionary granting of unit options and (b) the discretionary issuance of non-vested restricted units.

Unit Options — In 2015, the Company adopted the 2015 Unit Option Plan (“2015 Plan”). Under the 2015 Plan, the Company issued Series A and Series A‑1 unit options to certain employees eligible to participate in the Company’s unit option plan. The options issued under the 2015 Plan are subject to certain transfer restrictions and are initially deemed to be unvested. With respect to options issued to certain employees, options either vest 25% in the first year, and quarterly thereafter over a four-year period (“Time-Based Units”) or based upon an exit event (“Exit-Based Units”). The vesting of both the Time-Based Units and Exit-Based Units are subject to the employee’s continued employment with the Company.

Fair value of the unit options is determined on the date of grant using a pricing model affected by the Company’s unit price, as well as by certain assumptions including the Company’s expected equity price volatility over the term of the awards, actual and projected employee option exercise behavior, risk-free interest rates, and expected dividends. The estimated grant-date fair values of the unit options for the year ended February 29, 2020, were calculated using the Black-Scholes option-pricing valuation model, based on the following assumptions:

Expected term (in years)	6
Expected equity price volatility	23% - 55%
Risk-free interest rate	1.9% - 2.8%
Expected dividend yield	0%

The expected term represents the period that the unit options are expected to be outstanding, giving consideration to the contractual terms of the awards, vesting schedules, and expectations of future employee behavior as influenced by changes to the terms of the Company’s unit options. The Company estimated the expected term, using the simplified method due to limited exercise data, to be the period of time between the date of grant and the midpoint between option vesting and expiration. The Company estimated the expected volatility of its unit options based on the average of historical and implied volatility of comparable companies from a representative peer group based on industry and market capitalization data. The risk-free interest rate represents the yield on a constant maturity U.S. Treasury security with a term equal to the expected term of the options. Expected dividend yield is set at zero because the Company does not expect to pay dividends during the term of the option and historically has not paid any dividends to its equity holders. Management made an estimate of expected forfeitures and is recognizing compensation costs only for those options expected to vest. The Company is authorized to issue 46.0 million unit options under the 2015 Plan. As of February 29, 2020, and February 28, 2019, outstanding unit options were 22.0 million and 18.6 million, and unit options available for grant were 1.9 million and 5.8 million, respectively.

Activity under the Company’s option plan for the fiscal years presented is as follows:

		Weighted Average	Weighted Average
	Number of Units	Exercise Price Per	Remaining Term
	(in thousands)	Unit	(in years)
Balance outstanding at February 28, 2018	17,985	$1.32	3.1
Options granted	2,641	1.60
Options exercised	(169)	1.03
Options canceled and forfeited	(1,840)	1.53
Balance outstanding at February 28, 2019	18,617	$1.34	2.3
Options granted	5,713	2.04
Options exercised	(37)	1.61
Options canceled and forfeited	(2,292)	1.51
Balance outstanding at February 29, 2020	22,001	$1.51	1.9

The weighted-average grant date fair value per unit of options granted during the fiscal years ended February 29, 2020 and February 28, 2019, was $0.45 and $0.41, respectively. As of February 29, 2020, the Company had $4.4 million of unrecognized compensation cost, excluding estimated forfeitures, related to unvested options, which is expected to be recognized over a weighted-average period of 1.9 years. At February 29, 2020, the weighted-average contractual life of options outstanding was 7.6 years and the weighted-average contractual life of options exercisable was 7.6 years.

The Company did not recognize any compensation expense for Exit-Based units, for the fiscal years ended February 29, 2020 and February 28, 2019, as these awards were not probable of vesting during these time periods.

Restricted Equity Plan — In 2015, The Company established the 2015 Restricted Equity Plan (“2015 Restricted Plan”) that was adopted for certain officers eligible to participate in the 2015 Restricted Plan.

The units issued under the 2015 Restricted Plan are subject to certain transfer restrictions and are initially deemed to be unvested. With respect to units issued to certain officers, B units either vest 25% annually over a four-year period (“Time-Based Units”) or based upon an exit event (“Exit-Based Units”). The vesting of both the Time-Based Units and Exit-Based Units are subject to the employee’s continued employment with the Company. The Company has authorized 32.0 million units under the Restricted Plan. As of February 29, 2020, and February 28, 2019, outstanding restricted units were 22.0 million and 21.5 million, respectively. No restricted units were available for grant as of February 29, 2020, or February 28, 2019.

Activity under the Company’s 2015 Restricted Plan for the fiscal years presented is as follows:

		Weighted Average	Weighted Average
	Number of Units	Grant Date Fair Value	Remaining Term
	(in thousands)	Per Unit	(in years)
Awards not vested at February 28, 2018	15,973	$1.50	3.3
Awards granted	1,189	1.57
Awards released	(4,511)	1.46
Awards canceled and forfeited	—	—
Awards not vested at February 28, 2019	12,651	$1.41	2.1
Awards granted	500	1.65
Awards released	(4,196)	1.47
Awards canceled and forfeited	—	—
Awards not vested at February 29, 2020	8,955	$1.40	1.5

The aggregate fair value of units vested during the fiscal years ended February 29, 2020 and February 28, 2019 was $6.2 million and $6.6 million, respectively. Unrecognized compensation expense related to the B units was $10.4 million as of the February 29, 2020, which is expected to be recognized over a weighted-average period of 1.5 years. The weighted-average contractual life of B units outstanding was 7.1 years at February 29, 2020. The Company did not recognize any compensation expense for Exit-Based Units, for the fiscal years ended February 29, 2020 and February 28, 2019.

The table below sets forth the functional classification on the consolidated statements of comprehensive loss of equity-based compensation expense (in thousands):

	For the Fiscal Year Ended
	February 29, 2020	February 28, 2019
Cost of revenue	$423	$429
Research and development	151	440
Sales and marketing	1,316	1,033
General and administrative	6,332	6,264
Total stock-based compensation	$8,222	$8,166

As discussed in Note 14, upon purchasing Amber Road, equity incentive compensation previously granted to Amber Road employees was converted to deferred cash compensation. The Company recorded $10.9 million of expense for Amber Road deferred compensation in the consolidated statements of comprehensive loss, including $9.5 million related to accelerated deferred compensation payments negotiated in exit agreements with certain former Amber Road executives.